Temporary Equity (Details) - USD ($)			12 Months Ended
	Nov. 24, 2021	May 14, 2021	Dec. 31, 2022	Sep. 16, 2022
Temporary Equity (Details) [Line Items]
Percentage of discount option liability		30.00%
Total fair value of this financing arrangement		$ 35,714,286
Gross proceeds		25,000,000
Fair value of option liability		7,500,000
Allocated to equity		$ 17,500,000
Transaction costs			$ 1,015,424
Exchange ratio (in Dollars per share)				$ 24.5713
Stock split, description		the Class A preferred shareholders were granted the right to exercise options for an additional 172.07 Class A common shares (172,020 post stock split) in Legacy Rumble subject to certain conditions.
Option Liability [Member]
Temporary Equity (Details) [Line Items]
Expenses			$ 304,627
Option liability, description	a change in fair value of the Option Liability of $3,214,286 was recorded in the consolidated statements of comprehensive loss (representing the maximum benefit of $10,714,286) in the 2021 Annual Financial Statements
Class A Preferred Shares [Member]
Temporary Equity (Details) [Line Items]
Class A preferred shares, authorized (in Shares)		607,360
Class A preferred shares, issued (in Shares)		606.36
Class A Preferred Shares [Member]
Temporary Equity (Details) [Line Items]
Converted to class A preference shares (in Shares)		606,360